Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Net loss	$ 2,685	$ 2,692	$ 5,191	$ 5,854
Other comprehensive loss (income):
Net unrealized loss (gain) on available for sale securities	(7)	(41)	22	(65)
Comprehensive loss	$ 2,678	$ 2,651	$ 5,213	$ 5,789